Derivative financial instruments (Narrative) (Detail) ¥ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Details of derivative financial instruments [line items]
Material ineffective portion recognized in the profit or loss arising from cash flow hedges	¥ 0	¥ 0
Notional amount	48,000,000
Derivative financial liabilities	¥ 140,357	295,001
Hedge ratio for hedging relationships	1:1
Interest rate swap contract [member]
Details of derivative financial instruments [line items]
Derivative financial liabilities	¥ 110,000	181,000
TPG and TPSTMWR [member] | Interest rate swap contract [member]
Details of derivative financial instruments [line items]
Notional amount	¥ 658,000	¥ 700,000	$ 139	$ 142